Short Term Loans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Short-term Debt [Line Items]
Subtotal of bank loans	$ 1,540,666	$ 5,369,347
Bank of China, Tainan Branch [Member]
Short-term Debt [Line Items]
Subtotal of bank loans		$ 813,537
Guarantee		Taian Development District Taishan Venture Capital Co., Ltd, Gary Wang and Yongjie Yang
Shanghai Pudong Development Bank, Jinan Branch [Member]
Short-term Debt [Line Items]
Subtotal of bank loans		$ 1,627,075
Guarantee		Taian Hongze Investment Guarantee Co., Ltd and Gary Wang
Industrial Bank Co., Ltd., Taian Branch [Member]
Short-term Debt [Line Items]
Subtotal of bank loans	$ 1,540,666	$ 1,627,075
Guarantee	Taian Development District Taishan Venture Capital Co., Ltd and Gary Wang	Taian Development District Taishan Venture Capital Co., Ltd and Gary Wang
China Construction Bank, Yongchuan Branch [Member]
Short-term Debt [Line Items]
Subtotal of bank loans		$ 1,301,660
Guarantee		Chongqing Shuangye Financing Guarantee Co., Ltd, Taiying, Gary Wang and Yongjie Yang